As filed with the Securities and Exchange Commission on June , 2006
                                     Investment Company Act File number 811-6152



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.

               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current     Value               Standard
  Amount                                                                          Date     Coupon(c)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (b) (4.59%)
------------------------------------------------------------------------------------------------------------------------------------
    260,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                      03/01/07    3.55        260,000      P-1      A1+
  5,470,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                      03/01/07    3.55      5,470,000      P-1      A1+
  1,000,000   West Virginia Housing Development Fund Housing Finance Bonds
              - Series 2006B                                                    04/09/07    3.67      1,000,000     VMIG- 1   A1+
-----------                                                                                        ------------
  6,730,000   Total Put Bonds                                                                         6,730,000
-----------                                                                                        ------------

Tax Exempt Commercial Paper (7.84%)
------------------------------------------------------------------------------------------------------------------------------------
  5,000,000   New Jersey EDA RB (Keystone 1992 Project)
              LOC BNP Paribas                                                   05/11/06    3.42      5,000,000     VMIG-1    A1+
  2,500,000   New Jersey EDA
              (Chambers Co - Generation Ltd Partnership) 1991 Project
              LOC Dexia Credit Local                                            05/09/06    3.36      2,500,000     VMIG-1    A1+
  4,000,000   Salem County, NJ PCFA (Philadelphia Electric Co.) - Series 1993A
              LOC BNP Paribas                                                   06/08/06    3.32      4,000,000     VMIG-1    A1+
-----------                                                                                        ------------
 11,500,000   Total Tax Exempt Commercial Paper                                                      11,500,000
-----------                                                                                        ------------

Tax Exempt General Obligation Notes & Bonds (24.71%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,850,000   East Orange, NJ GO Refunding Bonds - Series A
              Insured by FSA (d)                                                08/01/06    4.00      1,853,661
  3,026,000   Hanover Township, NJ BAN (d)                                      07/14/06    2.72      3,032,147
  3,000,000   Lacey Township, NJ BAN (d)                                        08/11/06    2.90      3,008,962
  3,802,150   Lacey Township, NJ BAN (d)                                        08/11/06    2.95      3,812,986
  2,247,000   Manville, NJ BAN (d)                                              06/27/06    2.80      2,250,242
  1,000,000   Monmounth County Improvement Authority, NJ
              Government Loan RB - Series 2005 (d)
              Insured by AMBAC Assurance Corp.                                  12/01/06    3.22      1,004,456
  1,000,000   New Jersey State TRAN - Series 2006A                              06/23/06    2.75      1,001,773      MIG-1   SP-1+
  3,000,000   New Jersey State TRAN - Series 2006A                              06/23/06    2.77      3,005,236      MIG-1   SP-1+
  2,825,200   New Providence, NJ BAN (d)                                        07/28/06    2.85      2,832,815
  5,000,000   North Brunswick Township, NJ BAN                                  11/14/06    3.20      5,020,894      MIG-1
  2,199,853   Norwood, NJ BAN (d)                                               10/06/06    3.05      2,208,628
  7,200,000   Port Authority of New York & New Jersey
              Municipal TOPs Certificates Trust - Series 2002-33
              Insured by FSA                                                    07/11/06    3.28      7,200,000     VMIG-1
-----------                                                                                        ------------
 36,150,203   Total Tax Exempt General Obligation Notes & Bonds                                      36,231,800
-----------                                                                                        ------------

Tax Exempt Variable Rate Demand Instruments (e) (61.74%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,865,000   Bergen County, NJ Improvement Authority Subordinate Special
              Purpose Limited Obligation RB - Series 2005C & 2005D
              LOC Wachovia Bank, N.A.                                           04/01/25     3.81%    1,865,000     VMIG-1    A1+
  5,555,000   Butler County IDA RB (Concordia Lutheran Ministries) -
              Series 2000B
              LOC Radian Asset Assurance, Inc.                                  08/01/30     3.81     5,555,000               A1+
  1,000,000   Camden County, NJ Improvement Authority RB
              Collateralized by FNMA                                            04/15/36     3.74     1,000,000               A1+
  2,100,000   Channahon, IL RB (Morris Hospital) - Series 2003B
              LOC US Bank, N.A.                                                 12/01/32     3.81     2,100,000               A1+
  2,000,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC AmSouth Bank                                                  01/01/24     3.92     2,000,000     VMIG-1
  1,000,000   Connecticut State HFA
              (Housing Mortgage Finance Bonds) - Series 2001 A-3
              Insured by AMBAC Assurance Corp.                                  05/15/32     3.82     1,000,000     VMIG-1    A1+
  2,000,000   Eagle Tax- Exempt Trust, J - Series 20060045 Class A
              (Port Authority of NY & NJ Consolidated Bonds - Series 136)
              Insured by MBIA Insurance Corp.                                   05/01/34     3.87     2,000,000               A1+
  2,500,000   Floaters Trust Receipts - Series 2005 L26U
              (New Jersey Health Care Facility Finance Authority RB
              Bayonne Hospital Obligated Group Issue - Series 1994)
              Insured by FSA                                                    07/01/12     3.90     2,500,000     VMIG-1    A1
  3,000,000   Florida HFA  (Falls of Venice Project) - Series 1987 E
              Collateralized by Federal National Mortgage Association           12/01/31     3.96     3,000,000               A1+
  1,000,000   King George County, VA IDA
              (Birchwood Power Partners Project) - Series 1995
              LOC Bank of Nova Scotia                                           11/01/25     3.88     1,000,000               A1+
  1,000,000   Lockport, IL IDRB
              LOC Fifth Third Bank                                              04/01/25     3.86     1,000,000               A1+
  1,000,000   Miami-Dade County, FL IDA
              (Airborne Heavy Maintenance, Inc.) - Series 1998
              LOC JPMorgan Chase Bank, N.A.                                     08/01/18     3.85     1,000,000               A1+
  2,470,000   Morgan Stanley Floating Rate Trust, NJ
              (Mercer County Improvement Authority) - Series 2000-402           01/01/18     3.82     2,470,000     VMIG-1
  2,165,000   Nevada Housing Division MFHRB
              (Maryland Villas Project) 1997 Issue A
              Guaranteed by Federal Home Loan Bank of San Francisco             10/01/30     3.84     2,165,000               A1+
  2,000,000   Nevada Housing Division MFHRB
              (Southwest Village Apartments) - Series 2005
              Guaranteed by Federal National Mortgage Association               10/15/38     3.84     2,000,000               A1+
  1,505,000   New Jersey EDA  RB (Falcon Safety Products, Inc. Project) -
              Series 2002
              LOC PNC Bank, N.A.                                                12/01/20     3.82     1,505,000     VMIG-1
  1,000,000   New Jersey EDA (United Water New Jersey Inc. Project) -
              Series 1996C
              Insured by AMBAC Assurance Corp.                                  11/01/25     3.81     1,000,000     VMIG-1    A1+
  2,000,000   New Jersey EDA (Pennington School Project) - Series 2005
              LOC Citizens Bank                                                 04/01/35     3.78     2,000,000     VMIG-1
  3,940,000   New Jersey EDA EDRB
              (Mount Olive Industrial Realty Corp.) - Series 1998
              LOC Bank of New York, N.A.                                        12/01/07     3.80     3,940,000               A1+
    975,000   New Jersey EDA IDRB (Kooltronic Incorporated Project)
              LOC Wachovia Bank, N.A.                                           12/01/08     3.91       975,000      P-1      A1+
    100,000   New Jersey EDA Manufacturing Facility RB - Series 1998
              (Commerce Center Project)
              LOC PNC Bank, N.A.                                                08/01/17     3.78       100,000               A1
  7,185,000   New Jersey EDA RB (New Jersey Putters) - Series 1104
              LOC JPMorgan Chase Bank, N.A.                                     03/01/13     3.84     7,185,000     VMIG-1
  2,115,000   New Jersey EDA RB (Color Graphics Inc. Project)
              LOC Wachovia Bank, N.A.                                           12/01/17     3.86     2,115,000      P-1      A1+
  1,650,000   New Jersey EDA RB (Filtra Corporation Project) - Series 1995
              LOC Bank of America, N.A.                                         08/01/15     3.96     1,650,000      P-1      A1+
  1,000,000   New Jersey EDA Refunding RB
              (Union County Genlyte Project)
              LOC Bank of America, N.A.                                         10/15/09     3.85     1,000,000      P-1
  3,700,000   New Jersey EDA Special Facility RB
              (Port Newark Container Terminal LLC Projec) - Series 2003
              LOC Citibank, N.A.                                                07/01/30     3.83     3,700,000               A1+
  5,500,000   New Jersey EDA Thermal Energy Facility RB
              (Thermal Energy Limited Partnership I Project) - Series 1995
              LOC JPMorgan Chase Bank, N.A.                                     12/01/09     3.83     5,500,000     VMIG-1
  2,005,000   New Jersey Sports & Expo Authority Contract - Series 2000A
              (P - Floats - Series PA - 649R)
              Insured by MBIA Insurance Corp.                                   03/01/18     3.83     2,005,000               A1+
  2,250,000   New Jersey State EDA RB
              (Campus 130 Association)
              LOC Bank of New York, N.A.                                        12/01/11     3.85     2,250,000      P-1      A1+
  4,000,000   New Jersey State HFA (Single Family Housing) - Series 2005O       10/01/26     3.92     4,000,000     VMIG-1    A1+
  1,100,000   New Jersey State GO
              Municipal Securities Trust Receipts - Series 1995CB1              02/15/11     3.87     1,100,000     VMIG-1
  4,000,000   New Jersey State Transportation Corporation - Series 2003A
              (P- Float Series  MT - 128)
              Insured by AMBAC Assurance Corp.                                  06/08/06     2.75     4,000,000               A1+
  1,000,000   New York City, NY HDC (West 48th Street Dev.) - Series 2001A
              Guaranteed by FNMA                                                01/15/34     3.82     1,000,000               A1+
  1,985,000   Newark, NJ GO Bonds - Series 2003 (ROCS-II-R Trust Series - 4539)
              Insured by FSA                                                    08/10/06     3.45     1,985,000     VMIG-1
  5,295,000   Newark, NJ  Housing Authority - Series 2004
              (ROCS-II-R Trust Series - 2125)
              Insured by MBIA Insurance Corp.                                   01/01/17     3.83     5,295,000               A1+
  1,500,000   Pennsylvania EDFA (Delweld Industry Corp. Project) - Series 2005B1
              LOC PNC Bank, N.A.                                                08/01/16     3.89     1,500,000      P-1      A1+
  1,000,000   UBS Municipal Custodial Variable Securities - Series 2005-16
              (Port Authority of NY & NJ Consolidated Bonds - Series 141) (d)
              Insured by AMBAC Assurance Corp.                                  03/01/13     3.86     1,000,000
  3,950,000   Union County, NJ PCFA (Exxon Project) RB - Series 1989            10/01/24     3.46     3,950,000      P-1      A1+
  1,100,000   Warrick County, IN
              (Village Community Partners V - Springsview Apartments) -
              Series 2001
              LOC Federal Home Loan Bank of Indianapolis                        10/01/34     3.85     1,100,000               A1+
-----------                                                                                        ------------
 90,510,000   Total Tax Exempt Variable Rate Demand Instruments                                      90,510,000
-----------                                                                                        ------------
              Total Investments (98.88%) (Cost $144,971,800)                                        144,971,800
              Cash and other assets in excess of liabilities (1.12%)                                  1,636,549
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $146,608,349
                                                                                                   ============

FOOTNOTES:

     (Note 1) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The maturity date indicated is the next put date.

(c) The interest rate shown reflects the security's current coupon, unless yield is available.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN    =   Bond Anticipation Note                      IDA    =   Industrial Development Authority
     EDA    =   Economic Development Authority              IDRB   =   Industrial Development Revenue Bond
     EDFA   =   Economic Development Finance Authority      LOC    =   Letter of Credit
     EDRB   =   Economic Development Revenue Bond           MFHRB  =   Multi Family Housing Revenue Bonds
     FNMA   =   Federal National Mortgage Association       PCFA   =   Pollution Control Finance Authority
     FSA    =   Financial Security Assurance                RB     =   Revenue Bond
     GO     =   General Obligation                          ROC    =   Reset Option Certificates
     HDC    =   Housing Development Corporation             TOPs   =   Tender Option Puts
     HFA    =   Housing Finance Authority                   TRAN   =   Tax & Revenue Anticipation Note

ITEM 2:    CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 3:    EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.


By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary

Date: June      , 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President

Date:  June     , 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date:  June     , 2006


* Print the name and title of each signing officer under his or her signature.